BASIC AND DILUTED INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Summary of Income Per Share Calculation
Basic net income per share is calculated by dividing net income by the weighted average number of ordinary shares outstanding during the year (amounts are in USD thousand except shares and per share amounts).

	Year ended December 31,
	2023	2022	2021
Net income for the period attributable to shareholders	18,260	2,390	12,453
Weighted-average number of ordinary shares, basic	37,083,262	35,828,204	30,886,559
Net income per share attributable to shareholders, basic	0.49	0.07	0.40

Net income for the period attributable to shareholders	18,260	2,390	12,453
Weighted-average number of ordinary shares, diluted	38,542,166	38,212,108	33,746,536
Net income per share attributable to shareholders, diluted	0.47	0.06	0.37

The calculation of diluted income per share has been based on the following weighted-average number of ordinary shares outstanding after adjustment for the effect of all dilutive potential ordinary shares:

	Year Ended December 31,
	2023	2022	2021
Weighted-average number of ordinary shares, basic	37,083,262	35,828,204	30,886,559
Effect of share options and warrants on issue	495,252	1,003,403	2,859,977
Effect of contingently issuable ordinary shares related to business combinations	963,652	1,380,501	—
Weighted-average number of ordinary shares, diluted	38,542,166	38,212,108	33,746,536